SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Accounts Receivable Allowance for Doubtful Accounts:
Movement in SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Balance at Beginning of Period	$ 32	$ 36	$ 52
Acquisition or Disposition of Business Adjustment	(3)	(2)
Charges to Expense / (Income)	4	12	12
Doubtful Accounts Written Off, Net	(10)	(14)	(28)
Balance at End of Period	23	32	36
Deferred Tax Valuation Allowances:
Movement in SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Balance at Beginning of Period	491	239	9
Charges to Expense / (Income)	434	252	230
Balance at End of Period	$ 925	$ 491	$ 239